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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon

235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Fund Name: AXS Multi-Strategy Alternatives Fund

Registrant: Investment Managers Series Trust II

Investment Company Act file number: 811-22894

Reporting Period: July 1, 2019 - June 30, 2020

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c) CUSIP	(d) Shareholder Meeting Date		(f) Proposal Type	(g)Voted	(h) Vote Cast	(i) For/Against Management
Company Name	Ticker		Meeting Date	Description	Proposal Source	Vote Date	How We Voted	For/ Against Mgmt
Capri Holdings Limited	CPRI	G1890L107	08/01/19	Election of Directors	Issuer	07/01/19	For	For
				Ratify the appointment of Ernst & Young LLP as the Co Ind Reg Pub Acct Firm for the ye 032820			For	For
				Executive Compensation			For	For
				To approve on a non-binding adv basis the freq of future adv votes on exec compensation			1 Year	1 Year
Ralph Lauren Corporation	RL	751212101	08/01/19	Election of Directors	Issuer	07/01/19	For	For
				Rat for the appt of Ernst & Young LLP as and reg pub acct firm for the ye 032820			For	For
				Approval of the comp of our named exec officers and our comp philosophy, policies and practices as described in the accompanying Proxy Statement			For	For
				Approval of the 2019 Long-Term Stock Incentive Plan			For	For
Carvel Corporation	CRVL	221006109	08/08/19	Election of Directors	Issuer	07/16/19	For	For
				To ratify the appt of Haskell & White LLP as and reg pub acct firm for ye 033120			For	For
				Proposal req the issuance of a public report detailing the potential risks associated with omitting "sexual orientation" and "Gender identity" from our equal emp opportunity policy	Stockholder		Abstain	Against
				Transact such other business as may properly come before the Annual Meeting or any adjournment or postponement thereof			Abstain	Against
Take Two Interactive Software, Inc.	TTWO	874054109	09/18/19	Election of Directors	Issuer	08/16/19	For	For
				Executive Compensation			For	For
				Ratification of the appt of Ernst & Young LLP as our And Reg Pub Acct firm for the fiscal ye 033120			For	For
NETAPP, Inc.	NTAP	64110D104	09/18/19	Election of Directors	Issuer	08/20/19	For	For
				To approve Amendments to NetApps Amended and Restated 1999 Stock Option Plan to increase the share reserve by an addl 4M shares of commons stock and to approve a new 10-year term for the 1999 Stock Option Plan			For	For
				To approve an amend to NetApps EESPP to increase the share reserve by an addl 2M shares of common stock			For	For
				Executive Compensation			For	For
				To ratify the appt of Deloitte & Touche LLP as ind reg pub acct firm for the fiscal ye 042420			For	For
The Proctor & Gamble Company	PG	742718109	10/08/19	Election of Directors	Issuer	09/17/19	For	For
				Ratify Appt of the Ind Reg Pub Acct Firm			For	For
				Executive Compensation			For	For
				Approval of the Procter & Gamble 2019 Stock and Incentive Comp Plan			For	For
United Technologies Corporation	UTX	913017109	10/11/19	Approve the issuance of UTC common stock, par value $1 per share, to Raytheon stockholders in connection with the merger contemplated by the Agmt and Plan of Merger, dated as of 6/9/19 by and among UTCLMSC and Raytheon Company	Issuer	09/17/19	For	For
				Approve the adjournment of the UTC special mtg to a later date or dates, if necessary or appropriate, to solicit addl proxies in the event that there are not sufficient votes at the time of the UTC special meeting to approve the UTC share proposal			For	For
GMS, INC	GMS	36251C103	10/30/19	Election of Directors	Issuer	09/30/19	For	For
				Rat of appt of Ernst & Young LLP as ind reg acct firm for the fiscal ye 043020			For	For
				Executive Compensation			For	For
John B. Sanfilippo & Son, Inc.	JBSS	800422107	10/30/19	Election of Directors	Issuer	10/07/19	For	For
				Ratification of the Audit Committee's appt of PricewaterhouseCoopers as Ind Reg Pub Acct Firm for the 2020 Fiscal Year			For	For
				Executive Compensation			For	For
Cintas Corporation	CTAS	172908105	10/29/19	Election of Directors	Issuer	10/18/19	For	For
				Executive Compensation			For	For
				To ratify Ernst & Young as ind reg pub acct firm for fiscal yr 2020			For	For
				Proposal req the Co provide an annual report on political contributions, if properly present at the meeting	Shareholder		Abstain	Against
Cisco Systems, Inc.	CSCO	17275R102	12/10/19	Election of Directors	Issuer	11/18/19	For	For
				Executive Compensation			For	For
				Ratification of PricewaterhouseCoopers, LLP as Cisco's ind reg pub acct firm for fiscal 2020			For	For
				Approval to have Cisco's Board adopt a policy to have an ind Board Chairman	Shareholder		Abstain	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President and Principal Executive Officer
Date	July 15, 2020

*	Print the name and title of each signing officer under his or her signature.